Cover	Jun. 01, 2023
Cover [Abstract]
Entity Registrant Name	METRO ONE TELECOMMUNICATIONS, INC.
Entity Central Index Key	0000920990
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 01, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-0995165
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-27024
Entity Address Address Line 1	30 North Gould Street
Entity Address Address Line 2	Suite 2990
Entity Address City Or Town	Sheridan
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82801
City Area Code	307
Local Phone Number	683-0855